IMPAIRMENT REVERSAL (CHARGE) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	$ 455.5	$ 0.0
Mining properties
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	(6.8)	0.0
Mining properties, Plant and equipment and ROU assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	426.5	0.0
Asset retirement obligations
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	$ 35.8	$ 0.0